NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Within operating activities	$ 1,394	$ 527	$ 142
Within financing activities	3,755	2,596	1,419
Short-term leases	2,338	1,132	182
Total	$ 7,487	$ 4,255	$ 1,743